                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  JUNE 30, 1999
                                                -------------

Check here if Amendment [  ];  Amendment Number:  1
                                                 ---
   This Amendment (Check only one.):     [ ] is a restatement
                                         [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CALAMOS ASSET MANAGEMENT, INC.
         --------------------------------
Address: 1111 East Warrenville Road
         --------------------------------
         Naperville, Illinois  60563-1493
         --------------------------------


Form 13F File Number:      28-2864
                           -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James W. Faulkner
         --------------------------------
Title:   CFO & Director of Operations
         --------------------------------
Phone:   (630) 245-7220
         --------------------------------

Signature, Place, and Date of Signing:
          /s/ James W. Faulkner       Naperville, Ill.            8/13/99
         ------------------------   --------------------    --------------------
                [Signature]            [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Form 13F Information Table Entry Total:              99
                                         ------------------------


Form 13F Information Table Value Total:              $272,238
                                         ------------------------
                                                 (thousands)

                           FORM 13F INFORMATION TABLE

                 COLUMN 1                                COLUMN 2                COLUMN 3     COLUMN 4        COLUMN 5

                                                                                               VALUE      SHRS OR SH/ PUT/
              NAME OF ISSUER                          TITLE OF CLASS              CUSIP       (X$1000)   PRN AMT  PRN  CALL
--------------------------------------------------------------------------------------------------------------------------------
ADELPHIA COMMUN                           5.5% Convertible Preferred Sto         006848402      26777                133220 SH
ALPHARMA INC 144A(R)                      3% Senior Subordinated Convert         020813AC5        560                   455 SH
AMER FREIGHTWAY                           COMMON STOCK                           02629V108        336                 17200 SH
AMKOR TECHNOLOGY                          5.75% Convertible Subordinated         031652AA8        583                   592 SH
AMAZON                                    COMMON STOCK                           O23135106        267                  2135 SH
ARGOSY GAMING COMPANY                     COMMON STOCK                           040228108        176                 20000 SH
ARKANSAS BEST CORPORATION                 $2.875 SERIES A CUMULATIVE CON         040790206       3234                 89200 SH
AVADO BRANDS                              COMMON STOCK                           05336P108         92                 11000 SH
AVADO BRANDS (TECONS) SERIES A            7% Convertible Preferred TECON         05336Q205        233                  6100 SH
AVIRON INC REGISTERED                     5.75% Convertible Subordinated         053762AC4        214                   200 SH
BEA SYSTEMS INC                           COMMON STOCK                           073325102        310                 10850 SH
BEA SYSTEMS INC 144A(R)                   4% Convertible Subordinated De         073325AA0        958                   800 SH
CALLAWAY GOLF COMPANY                     COMMON STOCK                           131193104       2499                170895 SH
CENTOCOR INC                              COMMON STOCK                           152342101        275                  5900 SH
CENTOCOR INC 4.75                         4.75% Convertible Subordinated         152342AE1        937                   834 SH
CHILDRENS PLACE                           COMMON STOCK                           168905107        259                  6400 SH
CIRCUIT CITY GP                           COMMON STOCK                           172737108        353                  3800 SH
CITRIX SYS INC 144A(R)                    0% CONVERTIBLE SUBORDINATED NO         177376AA8        719                  1600 SH
CLEAR CHANNEL COMMUNICATIONS              COMMON STOCK                           184502102        328                  4760 SH
CNET INC                                  COMMON STOCK                           125945105        379                  6600 SH
CNET INC 144A(R)                          5% Convertible Notes due 2006          125945AA3        418                   250 SH
COMMSCOPE INC                             COMMON STOCK                           203372107        206                  6700 SH
COMVERSE TECH                             5.75% CONVERTIBLE BOND DUE 10/         205862AE5        276                   111 SH
CONEXANT SYSTEMS 144A(R)                  4.25% Convertible Subordinated         207142AA8        641                   450 SH
CRESCENT REAL ESTATE EQTIES               6.75% Convertible Preferred St         225756204        212                 12400 SH
CROWN CORK & SEAL (DECS)                  DEC like structure                     228255303      15358                572795 SH
DATA PROCESSING 144A                      5.25% CONVERTIBLE SUBORDINATED         237823AA7        244                   250 SH
DYCOM INDUSTRIES INC                      COMMON STOCK                           267475101        224                  4000 SH
ECHOSTAR COMMUNICATIONS                   COMMON STOCK                           278762109        844                  5500 SH
EMCOR GROUP INC                           COMMON STOCK                           29084Q100        267                 10600 SH
EMULEX CORP                               COMMON STOCK                           292475209        478                  4300 SH
FASTENAL                                  COMMON STOCK                           311900104       3376                 64390 SH
FIRST DATA CORP                           COMMON STOCK                           319963104       2057                 42040 SH
FOODMAKER NEW                             COMMON STOCK                           344839204        341                 12000 SH
FRONTIER INSURANCE GROUP INC              COMMON STOCK                           359081106        363                 23600 SH


                 COLUMN 1                   COLUMN 6    COLUMN 7         COLUMN 8

                                           INVESTMENT    OTHER   VOTING AUTHORITY
              NAME OF ISSUER               DISCRETION   MANAGERS   SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------
ADELPHIA COMMUN                               SOLE                81450             51770
ALPHARMA INC 144A(R)                          SOLE                 355                100
AMER FREIGHTWAY                               SOLE                17200                 0
AMKOR TECHNOLOGY                              SOLE                 432                160
AMAZON                                        SOLE                 710               1425
ARGOSY GAMING COMPANY                         SOLE                20000                 0
ARKANSAS BEST CORPORATION                     SOLE                55180             34020
AVADO BRANDS                                  SOLE                 3600              7400
AVADO BRANDS (TECONS) SERIES A                SOLE                 2000              4100
AVIRON INC REGISTERED                         SOLE                 150                 50
BEA SYSTEMS INC                               SOLE                 3450              7400
BEA SYSTEMS INC 144A(R)                       SOLE                 800                  0
CALLAWAY GOLF COMPANY                         SOLE                91020             79875
CENTOCOR INC                                  SOLE                 1975              3925
CENTOCOR INC 4.75                             SOLE                 564                270
CHILDRENS PLACE                               SOLE                 6400                 0
CIRCUIT CITY GP                               SOLE                 3800                 0
CITRIX SYS INC 144A(R)                        SOLE                 1600                 0
CLEAR CHANNEL COMMUNICATIONS                  SOLE                 1650              3110
CNET INC                                      SOLE                 6600                 0
CNET INC 144A(R)                              SOLE                 250                  0
COMMSCOPE INC                                 SOLE                 6700                 0
COMVERSE TECH                                 SOLE                 105                  6
CONEXANT SYSTEMS 144A(R)                      SOLE                 450                  0
CRESCENT REAL ESTATE EQTIES                   SOLE                12400                 0
CROWN CORK & SEAL (DECS)                      SOLE                294135           278660
DATA PROCESSING 144A                          SOLE                 250                  0
DYCOM INDUSTRIES INC                          SOLE                 4000                 0
ECHOSTAR COMMUNICATIONS                       SOLE                 5500                 0
EMCOR GROUP INC                               SOLE                 3600              7000
EMULEX CORP                                   SOLE                 4300                 0
FASTENAL                                      SOLE                38535             25855
FIRST DATA CORP                               SOLE                26650             15390
FOODMAKER NEW                                 SOLE                12000                 0
FRONTIER INSURANCE GROUP INC                  SOLE                 8200             15400

GENESCO INC                               COMMON STOCK                           371532102          523                  35900 SH
GENESCO INC REGISTERED                    5.50% Convertible Subordinated         371532AL6          696                    745 SH
GEON COMPANY                              COMMON STOCK                           37246W105          316                   9800 SH
GETTY IMAGES REGISTERED                   4.75% Convertible Subordinated         374276AC7          229                    250 SH
GILEAD SCIENCES 6.25%                     6.25% Convertible subordinated         65333BAC0          276                    220 SH
HALTER MARINE 144A(R)                     4.5% Convertible Subordinated          40642YAA3          212                    340 SH
HOMEBASE INC                              COMMON STOCK                           43738E108           87                  13800 SH
HOMEBASE INC                              5.25% Convertible Subordinated         43738EAB4          264                    305 SH
HUTCHINSON TECH REGISTERED                6% Convertible Subordinated no         448407AC0          234                    200 SH
IDEC PHARM CORP                           COMMON STOCK                           449370105          301                   3900 SH
INTERIM SERVICES                          4.5% Convertible Subordinated          45868PAA8        18257                  21019 SH
INTERPUBLIC GRP 144A(R)                   1.87% Subordinated notes due 2         460690AG5        27275                  29727 SH
JAKKS PACIFIC                             COMMON STOCK                           47012E106          358                  12000 SH
JONES APPL(NIN) +$21.396 144A             5.5% CONVERTIBLE SUBORDINATED          65440DAA0          302                    300 SH
KERR-MCGEE CORP                           7.50% Subordinated Debentures          492386AL1         4753                   4783 SH
LAM RESEARCH 144A(R)                      5% Convertible Subordinated no         512807AB4          228                    250 SH
LSI LOGIC 144A(R)                         4.25% Convertible Notes due 20         502161AB8        10269                   6270 SH
MAIL- WELL INC                            COMMON STOCK                           560321200          212                  13100 SH
MARTIN MARIETTA MATERIALS                 COMMON STOCK                           573284106          279                   4736 SH
METROMEDIA INT (PIK/Cash)                 7.25% Convertible preferred st         591695200          227                   6500 SH
METROMEDIA INT'L GROUP INC                COMMON STOCK                           591695101           83                  11050 SH
MGM GRAND INC                             COMMON STOCK                           552953101         3734                  76210 SH
MICHAELS STORES SIREN                     Step-up Conv. Sub. Notes               594087AC2          638                    643 SH
MINDSPRING ENTRP REGISTERED               5% Convertible Subordinated no         602683AA2        34306                  36280 SH
MONACO COACH CORP                         COMMON STOCK                           60886R103          267                   6300 SH
NET.B@NK INC                              COMMON STOCK                           640933107          291                   7735 SH
NEXTEL COMMUNICATION                      COMMON STOCK                           65332V103          263                   5250 SH
NOKIA -ADR A                              ADR                                    654902204          366                   4000 SH
NVR INC                                   COMMON STOCK                           62944T105          313                   6000 SH
OWENS CORNING                             COMMON STOCK                           69073F103          341                   9925 SH
PACIFICARE HEALTH SYSTEMS                 COMMON STOCK                           695112102          220                   3052 SH
PERSONNEL GROUP                           5.75% Convertible Subordinated         715338AE9          457                    535 SH
PERSONNEL GROUP OF AMERICA INC            COMMON STOCK                           715338109          107                  10700 SH
PHOTRONICS INC                            6% Convertible notes due 2004          719405AA0          221                    200 SH
POGO TRUST I (QUIPS)                      6.50% QUIPS due 2029                   73044P208          439                   8700 SH
PRIDE INTERNATIONAL INC                   COMMON STOCK                           741932107          106                  10000 SH
PRIDE INTL INC                            6.25% CONVERTIBLE SUBORDINATED         741932AA5          251                    250 SH
PSINET INC                                COMMON STOCK                           74437C101          257                   5875 SH
PSINET INC REGISTERED                     6.75% Convertible Preferred St         74437C309        22609                 468590 SH


GENESCO INC                                SOLE                28200              7700
GENESCO INC REGISTERED                     SOLE                 360                385
GEON COMPANY                               SOLE                 9800                 0
GETTY IMAGES REGISTERED                    SOLE                 150                100
GILEAD SCIENCES 6.25%                      SOLE                 120                100
HALTER MARINE 144A(R)                      SOLE                 340                  0
HOMEBASE INC                               SOLE                 4800              9000
HOMEBASE INC                               SOLE                 155                150
HUTCHINSON TECH REGISTERED                 SOLE                 200                  0
IDEC PHARM CORP                            SOLE                 875               3025
INTERIM SERVICES                           SOLE                16020              4999
INTERPUBLIC GRP 144A(R)                    SOLE                26132              3595
JAKKS PACIFIC                              SOLE                12000                 0
JONES APPL(NIN) +$21.396 144A              SOLE                 300                  0
KERR-MCGEE CORP                            SOLE                 4754                29
LAM RESEARCH 144A(R)                       SOLE                 250                  0
LSI LOGIC 144A(R)                          SOLE                 5960               310
MAIL- WELL INC                             SOLE                 4700              8400
MARTIN MARIETTA MATERIALS                  SOLE                 4600               136
METROMEDIA INT (PIK/Cash)                  SOLE                 2300              4200
METROMEDIA INT'L GROUP INC                 SOLE                 3900              7150
MGM GRAND INC                              SOLE                48860             27350
MICHAELS STORES SIREN                      SOLE                 328                315
MINDSPRING ENTRP REGISTERED                SOLE                23153             13127
MONACO COACH CORP                          SOLE                 6300                 0
NET.B@NK INC                               SOLE                 2500              5235
NEXTEL COMMUNICATION                       SOLE                 2250              3000
NOKIA -ADR A                               SOLE                 4000                 0
NVR INC                                    SOLE                 6000                 0
OWENS CORNING                              SOLE                 3225              6700
PACIFICARE HEALTH SYSTEMS                  SOLE                 2222               830
PERSONNEL GROUP                            SOLE                 190                345
PERSONNEL GROUP OF AMERICA INC             SOLE                 3800              6900
PHOTRONICS INC                             SOLE                 200                  0
POGO TRUST I (QUIPS)                       SOLE                 6100              2600
PRIDE INTERNATIONAL INC                    SOLE                 3600              6400
PRIDE INTL INC                             SOLE                  90                160
PSINET INC                                 SOLE                 1875              4000
PSINET INC REGISTERED                      SOLE                295190           173400

PSYCHEMEDICS CORP                         COMMON STOCK                           744375106           58                  11639SH
QUANTA SERVICES                           COMMON STOCK                           74762E102          242                   5500SH
RF MICRO DEVICES INC                      COMMON STOCK                           749941100          746                  10000SH
ROBBINS & MYERS INC                       COMMON STOCK                           770196103          242                  10850SH
SAFEGUARD SCTFC 144A(R)                   5% Convertible Subordinated No         786449AD0          533                    520SH
SANMINA CORP 144A(R)                      4.25% Convertible Subordinated         800907AA5          936                    850SH
SCHWAB (CHARLES) CORP                     COMMON STOCK                           808513105          363                   3300SH
SEACOR HOLDINGS                           SEACOR HOLDINGS COMMON STOCK           811904101          289                   5400SH
SEAGRAM CO LTD (ACES)                     7.50% ACES Due 2002                    811850205        45650                 921060SH
SGS-THOMSON MICROELEC ZERO                Zero Coupon Convertible notes          861012AA0        12679                  10073SH
SPORTSLINE USA 144A(R)                    5% Convertible Subordinated no         848934AA3          338                    460SH
STATION CASINOS INC                       COMMON STOCK                           857689103         2392                 117422SH
STRIDE RITE CORP                          COMMON STOCK                           863314100         2393                 232020SH
TELEFONOS DE MEXICO                       4.25% Convertible Subordinated         879403AD5         2055                   2000SH
TELEFONOS DE MEXICO -ADS                  SPNS ADR ORD L                         879403780          265                   3285SH
TOWER AUTOMOTIVE 144A(R)                  5% Convertible subordinated no         891707AA9          223                    200SH
TRANSWITCH CORP                           COMMON STOCK                           894065101          313                   6600SH
UNIFY CORP                                COMMON STOCK                           904743101          135                  10000SH
UNISYS CORPORATION                        COMMON STOCK                           909214108         1022                  26244SH
VALASSIS COMMS                            VALASSIS COMMS COMMON STOCK            918866104          302                   8250SH
VERITY INC                                COMMON STOCK                           92343C106          379                   7000SH
WENDYS INTL (TECONs)                      Series A                               950588202         7218                 119302SH
WEYERHAEUSER CO.                          COMMON STOCK                           962166104          296                   4300SH
WMS INDUSTRIES INC                        COMMON STOCK                           929297109          170                  10000SH
XL CAP LTD-A                              COMMON STOCK                           G98255105          576                  10196SH



PSYCHEMEDICS CORP                         SOLE                  0               11639
QUANTA SERVICES                           SOLE                 5500                 0
RF MICRO DEVICES INC                      SOLE                10000                 0
ROBBINS & MYERS INC                       SOLE                 3200              7650
SAFEGUARD SCTFC 144A(R)                   SOLE                 420                100
SANMINA CORP 144A(R)                      SOLE                 750                100
SCHWAB (CHARLES) CORP                     SOLE                 3300                 0
SEACOR HOLDINGS                           SOLE                 1800              3600
SEAGRAM CO LTD (ACES)                     SOLE                667230           253830
SGS-THOMSON MICROELEC ZERO                SOLE                 2977              7096
SPORTSLINE USA 144A(R)                    SOLE                 460                  0
STATION CASINOS INC                       SOLE                76091             41331
STRIDE RITE CORP                          SOLE                120835           111185
TELEFONOS DE MEXICO                       SOLE                 1680               320
TELEFONOS DE MEXICO -ADS                  SOLE                 1095              2190
TOWER AUTOMOTIVE 144A(R)                  SOLE                 200                  0
TRANSWITCH CORP                           SOLE                 6600                 0
UNIFY CORP                                SOLE                10000                 0
UNISYS CORPORATION                        SOLE                21084              5160
VALASSIS COMMS                            SOLE                 8250                 0
VERITY INC                                SOLE                 7000                 0
WENDYS INTL (TECONs)                      SOLE                47629             71673
WEYERHAEUSER CO.                          SOLE                 4300                 0
WMS INDUSTRIES INC                        SOLE                10000                 0
XL CAP LTD-A                              SOLE                10052               144
